Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 — SUBSEQUENT EVENTS

On March 26, 2015, the Company exercised its option to put 1,469,994 shares of the Company’s Series B to KPM (see Note 7).

The Company has evaluated subsequent events through April 24, 2015, which is the date the financial statements were available to be issued.